Property, Plant and Equipment - Summary of Estimated Useful Life of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 159,265	$ 157,383	$ 176,650
5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
6-10 years [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	6 years
6-10 years [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
11-15 years [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	11 years
11-15 years [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	15 years
16-20 years [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	16 years
16-20 years [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
21-25 years [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	21 years
21-25 years [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
25-30 years [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 years
25-30 years [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years
Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 4,280
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 70,378	76,028	$ 75,002
Estimated useful life	20 years
Equipment and other assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Equipment and other assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	31 years
Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 74,658
Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	7,958
Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	1,165
Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	3,165
Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	638
Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	20,014
Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	20,304
Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	6,301
Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	15,113
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	245,888	242,607
Cost [member] | Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	6,686
Cost [member] | Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	119,993	128,711
Cost [member] | Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	126,679
Cost [member] | Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	15,687
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	4,413
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	9,633
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	1,200
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	37,176
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	25,576
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	9,054
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	23,940
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(86,623)	(85,224)
Accumulated depreciation, amortization and depletion [member] | Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(2,406)
Accumulated depreciation, amortization and depletion [member] | Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(49,615)	$ (52,683)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(52,021)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(7,729)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(3,248)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(6,468)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(562)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(17,162)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(5,272)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(2,753)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ (8,827)